Related Party Balances and Transactions (Details) - Schedule of Amount Due to Related Parties	Mar. 31, 2024 HKD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 HKD ($)
Due to Star Capital [Member]
Schedule of Amount Due to Related Parties [Line Items]
Due to related parties	$ 5,150	$ 658	$ 22,790,867
Due to Mr. Chung [Member]
Schedule of Amount Due to Related Parties [Line Items]
Due to related parties			1,700,000
Due to Mr. Liang [Member]
Schedule of Amount Due to Related Parties [Line Items]
Due to related parties	734,485	93,853
Due to Mr. Chiu [Member]
Schedule of Amount Due to Related Parties [Line Items]
Due to related parties	908,766	116,123
Related Party [Member]
Schedule of Amount Due to Related Parties [Line Items]
Due to related parties	$ 1,648,401	$ 210,634	$ 24,490,867